Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS

17. Related Party Transactions

AvePoint has entered into indemnification agreements with its executive officers and directors. The indemnification agreements require AvePoint to indemnify its executive officers and directors to the fullest extent permitted by Delaware law.

17. Related Party Transactions

Promissory Notes

In November 2013 and January 2016, AvePoint entered into promissory notes with certain of its executive officers, including Xunkai Gong, AvePoint’s Executive Chairman; Tianyi Jiang, AvePoint’s Chief Executive Officer; and Brian Brown, AvePoint’s Chief Operating Officer and General Counsel. The principal and interest on these promissory notes were repaid by the executive officers in full in December 2020.

Borrower	Date of Promissory Note	Largest Aggregate Amount of Principal Outstanding During the Period	Amount Outstanding as of December 31, 2020	Amount of Principal Paid During the Period	Amount of Interest Paid During the Period	Annual Rate or Amount of Interest Payable on the Indebtedness
	(in thousands)
Xunkai Gong	11/29/2013	$1,010	—	$1,010	$150	2%
Tianyi Jiang	11/29/2013	808	—	808	120	2%
Brian Brown	11/29/2013	808	—	808	120	2%
Xunkai Gong	1/1/2016	14	—	14	3	4%
Tianyi Jiang	1/1/2016	59	—	59	12	4%

Put & Call Agreements

In December 2019, AvePoint entered into put & call agreements with Brian Brown and certain other officers. The Put & Call Agreements granted to Mr. Brown and certain other officers put options to request redemption of up to 182,432 shares of AvePoint common stock during the period from March 26, 2025 to April 26, 2025 or, if earlier, the 30 day period following a qualifying termination, as defined in the Put & Call Agreements, for a redemption price per share equal to the fair market value of the shares, as determined by AvePoint’s board of directors. The put & call agreements also granted AvePoint call rights to purchase up to the same number of shares from Mr. Brown at a purchase price equal to the fair market value of the shares, subject to the prior written consent of Avatar Investment and its affiliated entities as long as they continue to hold any shares of AvePoint Series C Preferred Stock.

Pursuant to the Stockholder Support Agreement, the put & call agreements will be terminated upon the Closing of the Business Combination.

Series C Preferred Stock Financing

In December 2019, AvePoint entered into a stock purchase and redemption agreement (the “Series C SPA”) pursuant to which it issued and sold an aggregate of 4,832,409 shares of its Series C Preferred Stock to investors affiliated with Sixth Street at a purchase price of $31.0404 per share, for aggregate gross proceeds of $150.0 million.

At the same time, AvePoint entered into a non-voting common stock purchase agreement (the “Non-Voting SPA”) with AVPT, LLC, one of AvePoint’s principal stockholders. Messrs. Gong and Jiang are the managers of AVPT Manager, LLC, the sole manager of AVPT, LLC. Pursuant to the Non-Voting SPA, AVPT, LLC purchased 497,735 shares of AvePoint’s common stock at a purchase price of $32.889 per share, for a total purchase price of $16.4 million. The transactions contemplated by the Series C SPA and the Non-Voting SPA are together referred to as the “Series C Financing.”

Immediately following the closing of the Series C Financing, AvePoint redeemed 2,631,842 shares of Series B-1 Convertible Preferred Stock and 2,385,032 shares of Series B-2 Convertible Preferred Stock for an aggregate of $165.0 million from entities affiliated with Goldman Sachs & Co., one of AvePoint’s former principal stockholders.

Common Stock Financing

In June 2020, AvePoint entered into a common stock purchase agreement with AVPT, LLC pursuant to which AVPT, LLC purchased 722,734 shares of AvePoint non-voting common stock at a purchase price of $32.889 per share, for an aggregate purchase price of $23.8 million.

In August 2020, AvePoint used the proceeds of the AVPT, LLC investment described above together with available cash resources to redeem an additional 694,498 shares of Series B-1 Convertible Preferred Stock and 351,445 shares of Series B-2 Convertible Preferred Stock held by entities affiliated with Goldman Sachs & Co. for an aggregate redemption price of $34.4 million.

In September 2020, AvePoint entered into a common stock purchase agreement with AVPT, LLC pursuant to which AVPT, LLC purchased 631,431 shares of AvePoint non-voting common stock at a purchase price of $53.40 per share, for a total purchase price of $33.7 million.

Indemnification Agreements

AvePoint has entered into indemnification agreements with its executive officers and directors. The indemnification agreements require AvePoint to indemnify its executive officers and directors to the fullest extent permitted by Delaware law.

Apex Technology Acquisition Corp [Member]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

During the period ended December 31, 2019, the Sponsor purchased 7,187,500 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. The Founder Shares will automatically convert into Class A common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 7. On August 13, 2019 and September 16, 2019, the Company effected a 1.1 for 1 stock dividend and a 1.109091 for 1 stock dividend, respectively, for each share of Class B common stock outstanding, resulting in an aggregate of 8,768,750 Founder Shares issued and outstanding.

The Founder Shares included an aggregate of up to 1,143,750 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding Placement Shares underlying the Placement Units). In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining over-allotment option, 18,750 Founder Shares were forfeited and 1,125,000 Founder Shares are no longer subject to forfeiture, resulting in an aggregate of 8,750,000 Founder Shares issued and outstanding.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Related Party Loans

On June 25, 2019, the Sponsor loaned the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering (the “Promissory Note”). The Promissory Note was non-interest bearing and payable on the earlier of December 31, 2019 or the completion of the Initial Public Offering. Outstanding borrowings amounting to $275,000 under the Promissory Note were repaid upon the consummation of the Initial Public Offering.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units upon consummation of the Business Combination at a price of $10.00 per unit. The units would be identical to the Placement Units. There are no borrowings outstanding as of March 31, 2021.

As of February 3, 2021, the Company issued a convertible promissory note to the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $300,000 (the “Convertible Promissory Note”). The Convertible Promissory Note is non-interest bearing and payable on the earlier of the date on which the Company consummates a Business Combination or the date that the winding up of the Company is effective. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Convertible Promissory Note; however, no proceeds from the Trust Account may be used for such repayment. Up to $300,000 of the Convertible Promissory Note may be converted into units at a price of $10.00 per unit at the option of the Sponsor. The units would be identical to the Placement Units. As of March 31, 2021, the outstanding balance under the Convertible Promissory Note amounted to an aggregate of $300,000.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on September 16, 2019 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay an affiliate of the Sponsor a total of $15,000 per month for office space, utilities and secretarial and administrative support. For the three months ended March 31, 2021 and 2020, the Company incurred and paid $45,000 in each three month period in fees for these services.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

During the period ended December 31, 2019, the Sponsor purchased 7,187,500 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. The Founder Shares will automatically convert into Class A common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 8. On August 13, 2019 and September 16, 2019, the Company effected a 1.1 for 1 stock dividend and a 1.109091 for 1 stock dividend, respectively, for each share of Class B common stock outstanding, resulting in an aggregate of 8,768,750 Founder Shares issued and outstanding. All share and per share amounts were retroactively restated.

The Founder Shares included an aggregate of up to 1,143,750 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding Placement Shares underlying the Placement Units). In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining over-allotment option, 18,750 Founder Shares were forfeited and 1,125,000 Founder Shares are no longer subject to forfeiture, resulting in an aggregate of 8,750,000 Founder Shares issued and outstanding as of December 31, 2020 and 2019.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Related Party Loans

On June 25, 2019, the Sponsor loaned the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering (the “Promissory Note”). The Promissory Note was non-interest bearing and payable on the earlier of December 31, 2019 or the completion of the Initial Public Offering. Outstanding borrowings amounting to $275,000 under the Promissory Note were repaid upon the consummation of the Initial Public Offering.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units upon consummation of the Business Combination at a price of $10.00 per unit. The units would be identical to the Placement Units. There are no borrowings outstanding as of December 31, 2020 and 2019.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on September 16, 2019 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay an affiliate of the Sponsor a total of $15,000 per month for office space, utilities and secretarial and administrative support. For the year ended December 31, 2020 and for the period from April 5, 2019 (inception) through December 31, 2019, the Company incurred and paid $180,000 and $50,500 in fees for these services, respectively.